SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING
For the periods January 1, 2019 to April 8, 2019, and for the years ended December 31, 2018 and 2017 (Predecessor), the Company consisted of ten PSVs, all of which primarily operated in the North Sea and surrounding areas, and therefore was considered as one reportable segment, the OSV market. Therefore, the financial information for these periods can be found in the Predecessor periods of the Consolidated Statements of Operations and Comprehensive (Loss) Income and the Consolidated Balance Sheets.
Effective April 9, 2019, for the Successor period, we reported two operating segments - the North Sea segment (where our ten PSVs operate) and the West Coast of Africa segment (where our two AHTS vessels and 11 crew boats operate), which is consistent with how our chief operating decision maker reviews operating results for purposes of allocating resources and assessing performance. Certain expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to the North Sea or West Africa segments and are included in the results below as "Corporate".
The following schedule presents segment information about the Company's operations for the period April 9, 2019 to December 31, 2019 (Successor):

In thousands of U.S. dollars	North Sea	West Coast of Africa	Corporate	Total
Charter Revenue	$29,911	$6,644	—	$36,555
Vessel operating expenses	(20,104)	(7,126)	—	(27,230)
Voyage expenses	(783)	(341)	—	(1,124)
General and administrative expenses	(1,068)	(184)	(3,282)	(4,534)
Depreciation expense	(6,578)	(1,874)	—	(8,452)
Interest income	—	—	39	39
Interest expense	—	(347)	(6,224)	(6,571)
Other financial income (expense)	—	—	(136)	(136)
Segment income / (loss)	$1,378	$(3,228)	$(9,603)	$(11,453)

The following schedule presents the Company's assets by segment as of December 31, 2019 (Successor):

In thousands of U.S. dollars	North Sea	West Coast of Africa	Corporate	Total
Total assets	$170,229	$28,133	$3,547	$201,909